Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Reserve			$ 3,036,000		$ 2,436,000	$ 15,322,000
Federal fund sold period			1 day		1 day
Mortgage loans maturity date					60 days
Interest rate lock commitment derivatives					$ 98,000	79,000
Income recognized					$ 18,000	$ 79,000
Anti-dilutive potential common shares are excluded from the diluted earnings per share computation	0	0	102,397	0		30,000	30,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of Intangible assets					3 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of Intangible assets					10 years